Note 11 - Commitments and Contingencies (Details)		5 Months Ended	12 Months Ended
	Apr. 29, 2015	Sep. 30, 2015 USD ($)	Dec. 31, 2014 USD ($)
Note 11 - Commitments and Contingencies (Details) [Line Items]
Litigation Settlement, Amount			$ 500,000
Estimated Litigation Liability, Current			$ 200,000
Loss Contingency, Settlement Agreement, Terms			Payment of the outstanding balance under the Settlement Agreement will be accelerated if the Company raises $2 million or more of gross dollars in a single funding round or raises aggregate funding of $4 million of gross dollars on or before April 10, 2015.
Daryl C. Demaray, Brady P. Farrell, Christopher S. Howell and Ronald W. Walters v. Skyline Medical Inc. [Member]
Note 11 - Commitments and Contingencies (Details) [Line Items]
Litigation Settlement, Amount		$ 271,236
Loss Contingency, Number of Plaintiffs	4